19. RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Due to affiliates	$ 10,241	$ 25,644
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	4,002	3,917
Hebei Kaiyuan
Due to affiliates	6,012	5,807
Smart Success
Due to affiliates	9	9
Hebei Ruijie Hotel Management Company
Due to affiliates	74	15,690
Yuanshi County Natural Gas Sales Company
Due to affiliates	$ 0	$ 77